Intangibles Assets and Goodwill - Additional Information (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 31, 2017
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment loss on intangible assets and goodwill	€ 0	€ 0
Research and development expense	€ 3,700,000	€ 3,362,000	€ 4,508,000
2017 Acquisitions [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill				€ 2,041,000
2016 Acquisitions [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill				€ 1,921,000